Accounts receivable, trade	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts receivable, trade

Note 3 - Accounts receivable, trade

Accounts receivable as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Accounts receivable	$229	$910
Allowance for doubtful accounts	(1)	-
	$228	$910

The movements in allowance for doubtful accounts are as follows:

	2015	2014

Balance at the beginning of the year	$-	$98
Addition	1	-
Disposal of a subsidiary	-	(98)
Balance at the end of the year	$1	$-

All of the Company’s customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.